Financial instruments (Details 28) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments [Line Items]
Current financial assets at amortised cost	$ 1,282,368	$ 1,534,588
Current, financial assets at fair value through profit or loss	2,610	19,801
Non-current financial assets at amortised cost	11,245	1,785
Non-current, financial assets at fair value through profit or loss	51,845	8,703
Financial assets at amortised cost	1,293,613	1,536,373
Total, financial assets at fair value through profit or loss	54,455	28,504
Cash and cash equivalent [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	509,102	588,530
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	509,102	588,530
Trade receivables due from related parties at amortized cost [Member]
Financial instruments [Line Items]
Current financial assets at amortised cost	62,601	61,227
Non-current financial assets at amortised cost	0	0
Financial assets at amortised cost	62,601	61,227
Financial assets measured at amortized cost [member]
Financial instruments [Line Items]
Current financial assets at amortised cost	345,459	485,689
Non-current financial assets at amortised cost	80	75
Financial assets at amortised cost	345,539	485,764
Loans and receivables, category [member]
Financial instruments [Line Items]
Current financial assets at amortised cost	365,206	399,142
Non-current financial assets at amortised cost	11,165	1,710
Financial assets at amortised cost	376,371	400,852
Hedging assets [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	17,270
Non-current, financial assets at fair value through profit or loss	37,276	3,918
Total, financial assets at fair value through profit or loss	37,276	21,188
Investments in equity instruments designated at fair value through other comprehensive income [member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	0	0
Non-current, financial assets at fair value through profit or loss	14,569	4,785
Total, financial assets at fair value through profit or loss	14,569	4,785
Financial liabilities held for trading [Member]
Financial instruments [Line Items]
Current, financial assets at fair value through profit or loss	2,610	2,531
Non-current, financial assets at fair value through profit or loss	0	0
Total, financial assets at fair value through profit or loss	2,610	2,531
Total Financial Assets [Member]
Financial instruments [Line Items]
Current, total financial assets	1,284,978	1,554,389
Non-current, total financial assets	63,090	10,488
Total, total financial assets	$ 1,348,068	$ 1,564,877